Supplement to the current prospectus

MFS(R) Mid Cap Growth Fund

Effective April 1, 2007, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, and R3 shares only:

Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred            N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                            R1            R2            R3
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................    0.75%        0.75%         0.75%
Distribution and Service (12b-1)
Fees(1)...........................    0.75%        0.50%         0.50%
Other Expenses(2).................    0.64%        0.54%         0.44%
                                      -----        -----         -----
Total Annual Fund Operating
Expenses(2).......................    2.14%        1.79%         1.69%

Effective April 1, 2007, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby restated as follows:

For the Class R share classes only, "Other Expenses" also include an annual retirement plan administration and services fee paid by the fund from assets attributable to the respective class to MFS for the provision by MFS, either directly or through other affiliated and/or unaffiliated entities, of various administrative, recordkeeping and communication/educational services in an amount equal to: 0.35%
for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.

Effective April 1, 2007, footnote (3), shown below, to the table in the sub-section entitled "Expense Table" is hereby deleted:

(3) MFS has agreed in writing to waive the retirement plan administration and service fee (included as part of "Other Expenses") to 0.35% for class R1 shares, 0.25% for class R2 shares, and 0.15% for class R3 shares, until at least September 30, 2008.

Effective April 1, 2007, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R1, R2, and R3 shares only:

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R1 Shares                               $217     $670    $1,149    $2,472
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                               $182     $563     $970     $2,105
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                               $172     $533     $918     $1,998
----------------------------------------------------------------------------

Effective April 1, 2007, the second paragraph under the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby restated as follows:

In addition, MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1, Class R2, Class R3, Class R4 and Class R5 shares under a Master Class R Administration and

Services Agreement. Under the Agreement, the fund pays an annual fee to MFS for these services at the following percentages of the average daily net assets attributable to that class of shares: 0.35% for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.

                 The date of this supplement is April 1, 2007.